Note 9 - Other Payables and Accrued Expenses (Details) - Other Payables and Accrued Expenses ¥ in Thousands, $ in Thousands		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Other Payables and Accrued Expenses [Abstract]
Business and other tax payable		¥ 35,358		¥ 24,987
Refundable deposits from employees and agents		13,239		9,705
Professional fees		18,553		17,340
Accrued expenses to third parties (note i)	[1]	42,622		23,677
Payables for addition of office equipment, furniture and fixtures		8,618		8,618
Advance from third parties		35,808		8,542
Insurance compensation claim payable to customers		823		1,563
Payable for equity acquisition of investment in affiliates/subsidiaries		38,495		4,685
Contributions from members of eHuzhu mutual aid program		8,995		2,341
Others		11,051		7,954
Total		¥ 213,562	$ 32,968	¥ 109,412

[1]	As of December 31, 2015, included in accrued expenses to third parties represents an amount of RMB19,500 payable to CNinsure Puyi Fund Sales Co. Ltd. ("Puyi Fund Sales"), in which the Group beneficially owns 19.5% equity interests, for promotional activities.